Employee benefits - Summary of Defined Contribution Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Japanese Plans [Member]
Disclosure of Detailed Information About Defined Contribution Plans Explanatory [Line Items]
Total defined contribution expenses	¥ 11,125	¥ 11,849	¥ 11,662
Foreign Plans [Member]
Disclosure of Detailed Information About Defined Contribution Plans Explanatory [Line Items]
Total defined contribution expenses	¥ 19,112	¥ 17,209	¥ 16,137